INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

NOTE 9. INCOME TAXES

The Company’s net deferred tax assets are as follows:

	December 31,	December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforward	$39,841	$—
Startup/Organization Expenses	$181,309	$—
Total deferred tax assets	221,150	—
Valuation allowance	(221,150)	—
Deferred tax assets, net of allowance	$—	$—

The income tax provision for the year ended December 31, 2021 and for the period from August 5, 2020 (inception) through December 31, 2020 consists of the following:

		For the
		period from
		August 5,
		2020
		(inception)
	Year ended	through
	December 31,	December 31,
	2021	2020
Federal
Deferred	$(221,150)	$—
State
Change in valuation allowance	$221,150	$—
Income tax provision	$—	$—

As of December 31, 2021 and 2020, the Company did not have any U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.

For the period from August 5, 2020 (inception) through December 31, 2020, there were no change in the valuation allowance. For the year ended December 31, 2021, the change in the valuation allowance was $221,150.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

		For the period
		from August
		5, 2020
		(inception)
	Year ended	through
	December 31,	December 31,
	2021	2020
Statutory federal income tax rate	21.0%	—%
State taxes, net of federal tax benefit	0.0%	—%
Deferred tax liability change in rate	0.0%	—%
Change in fair value of warrants liabilities	(27.8)%	—%
Change in valuation allowance	6.8%	—%
Income tax provision	0.0%	—%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.